EXPLORATION AND EVALUATION ASSETS - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) agreement	Dec. 31, 2018 CAD ($) agreement	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 CAD ($)	May 31, 2017 CAD ($)
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Disposals of exploration and evaluation assets		$ 100	$ 1
Proceeds from disposal of exploration and evaluation assets		$ 16	35	$ 35
Farm-out agreements, working interest retained	20.00%	20.00%
Oil Sands Mining and Upgrading
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Disposals of exploration and evaluation assets		$ 7	0
North America
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Asset retirement obligations					$ 13
Disposals of exploration and evaluation assets		4	1
Proceeds from disposal of exploration and evaluation assets			36
Gain on sale of exploration and evaluation assets		$ 16	35
Offshore Africa
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Number of farm-out agreements | agreement	2	2
Disposals of exploration and evaluation assets		$ 89	$ 0
Joslyn Oil Sands Project | Oil Sands Mining and Upgrading
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Exploration and evaluation assets recognized as of acquisition date					222
Asset retirement obligations					4
Total purchase consideration					218
Cash transferred					100
Laricina Energy Ltd | North America
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Exploration and evaluation assets recognized as of acquisition date					118
Asset retirement obligations					17
Total purchase consideration					46
Property, plant and equipment					44
Cash					24
Deferred tax assets recognised as of acquisition date					168
Net working capital liabilities recognised as of acquisition date					18
Notes payable recognised as of acquisition date					$ 48
Gain recognised on acquisition, pre-tax		$ 225
AOSP
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Exploration and evaluation assets recognized as of acquisition date						$ 290
Asset retirement obligations						721
Total purchase consideration						12,541
Cash transferred						8,217
Property, plant and equipment						14,181
Cash						$ 93
Farm-Out Agreements, Offshore Africa [Member] | Offshore Africa
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Farm-out agreements, working interest disposed	30.00%	30.00%
Disposals of exploration and evaluation assets		$ 89
Disposals of exploration and evaluation assets, costs incurred in past fiscal year recovered		14
Proceeds from disposal of exploration and evaluation assets	$ 79	105
Gain recognised on farm-out, pre-tax		16
Gain recognised on farm-out, after-tax		$ 12
Bottom of range | Crude Oil and NGLs
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Estimated financial effect of contingent assets	623
Bottom of range | Natural Gas
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Estimated financial effect of contingent assets	126
Top of range | Crude Oil and NGLs
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Estimated financial effect of contingent assets	645
Top of range | Natural Gas
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Estimated financial effect of contingent assets	$ 132